Income Taxes (Details) - Schedule of components of income tax expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of components of income tax expense [Abstract]
Current tax expense	$ 77,138	$ 71,202	$ 98,841
Deferred tax recovery	(81,491)	(56,080)	(37,785)
Tax (recovery) expense	$ (4,353)	$ 15,122	$ 61,056